8. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 3) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Notes Payable And Capital Lease Obligations Details 3
Former Welding Stockholders	$ 1,530,000	$ 1,976,000
Less: Current Portion	(633,000)	(601,000)
Total long-term portion	897,000	1,375,000
Future minimum payments for the note payable to the former stockholders of Welding:
September 30, 2013	633,000
September 30, 2014	679,000
Septmeber 30, 2015	218,000
Former WMI Stockholders Notes Payable	1,530,000	1,976,000
Less: Current portion	(633,000)	(601,000)
Long-term portion	$ 897,000	$ 1,375,000